LAND USE RIGHTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
LAND USE RIGHTS [Abstract]
Land use rights	$ 3,364	20,959	20,959
Less: accumulated amortization	(434)	(2,703)	(2,138)
Land use rights, net	2,930	18,256	18,821
Guaranteed and secured	12,271	76,450	158,590
Land use rights pledged as collateral	886	5,520	5,663
Amortization of land use rights	91	565	255	183
Annual amortization expense for land use rights	$ 91	565